RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - HDSI [Member] - CAD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Statement [Line Items]
Services received based on management services agreement	$ 89,402	$ 57,686	$ 46,952
Office lease	28,452	21,883	20,190
Reimbursement of third party expenses paid	1,386	3,646	16,099
Total	$ 119,240	$ 83,215	$ 83,241